UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022


Form 13F File Number: 028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Kaufman
Title:            Managing Member
Phone:            (212) 486-3211

Signature, Place, and Date of Signing:

  /s/ Michael Kaufman       New York, New York       May 17, 2010
-----------------------  -----------------------     ------------
      [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $484,339 (thousands)


List of Other Included Managers:

No.  13F File No.  Name
---  ------------  ----
01   028-05431     Sunrise Partners Limited Partnership

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                                                        FORM 13F INFORMATION TABLE
                                                           MAK CAPITAL ONE LLC
                                                                 3/31/2010

                                 Other Reporting Manager:  01 = Sunrise Partners Limited Partnership

                                                                     SHARES/
                                TITLE OF                     VALUE   PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)  AMT       PRN  CALL DISCRETN MANAGERS   SOLE      SHARED   NONE
--------------                  --------         ------    -------- --------  ---- ---- -------- --------    ----      ------   ----
AMN HEALTHCARE SERVICES INC    COM               001744101  15,522   1,763,900 SH         SOLE               1,763,900
AMN HEALTHCARE SERVICES INC    COM               001744101   2,153     244,655 SH         DEFINED   01                    244,655
AGILYSYS INC                   COM               00847J105  29,558   2,646,161 SH         SOLE               2,646,161
AGILYSYS INC                   COM               00847J105  19,796   1,772,286 SH         DEFINED   01                  1,772,286
BROADRIDGE FINL SOLUTIONS INC  COM               11133T103  32,705   1,529,711 SH         SOLE               1,529,711
BROADRIDGE FINL SOLUTIONS INC  COM               11133T103   8,725     408,079 SH         DEFINED   01                    408,079
CADENCE DESIGN SYS INC         COM               127387108  21,773   3,264,324 SH         SOLE               3,264,324
CADENCE DESIGN SYS INC         COM               127387108   7,361   1,103,567 SH         DEFINED   01                  1,103,567
CARIZZO OIL & CO INC           NOTE 4.375% 6/0   144577AA1  13,440      16,000 PRN        SOLE                  16,000
CARIZZO OIL & CO INC           NOTE 4.375% 6/0   144577AA1   6,174       7,350 PRN        DEFINED   01                      7,350
CHAMPION ENTERPRISES INC       NOTE 2.750% 11/0  158496AC3      59      59,000 PRN        SOLE                  59,000
CHAMPION ENTERPRISES INC       NOTE 2.750% 11/0  158496AC3      26      25,920 PRN        DEFINED   01                     25,920
EQUITABLE RES INC              COM               26884L109  16,992     414,434 SH         SOLE                 414,434
EQUITABLE RES INC              COM               26884L109   4,519     110,212 SH         DEFINED   01                    110,212
EXACT SCIENCES CORP            COM               30063P105   8,839   1,986,383 SH         SOLE               1,986,383
EXACT SCIENCES CORP            COM               30063P105   5,627   1,264,520 SH         DEFINED   01                  1,264,520
GOLDEN STAR RES LTD CDA        COM               38119T04   21,959   5,674,202 SH         SOLE               5,674,202
GOLDEN STAR RES LTD CDA        COM               38119T04   11,104   2,869,250 SH         DEFINED   01                  2,869,250
MOSAIC CO                      COM               61945A107  28,106     462,500 SH         SOLE                 462,500
MOSAIC CO                      COM               61945A107   7,500     123,420 SH         DEFINED   01                    123,420
NEUROBIOLOGICAL TECHNOLOGIES   COM               64124W106     254   3,627,192 SH         SOLE               3,627,192
NEUROBIOLOGICAL TECHNOLOGIES   COM               64124W106     112   1,592,865 SH         DEFINED   01                  1,592,865
PEOPLES UNITED FINANCIAL INC   COM               712704605  22,547   1,443,500 SH         SOLE               1,443,500
PEOPLES UNITED FINANCIAL INC   COM               712704605   5,995     383,810 SH         DEFINED   01                    383,810
PERMA-FIX ENVIRONMENTAL SVCS   COM               714157104     439     195,905 SH         SOLE                 195,905
PERMA-FIX ENVIRONMENTAL SVCS   COM               714157104     965     430,638 SH         DEFINED   01                    430,638
POTASH CORP SASK INC           COM               73755L107  40,030     335,400 SH         SOLE                 335,400
POTASH CORP SASK INC           COM               73755L107  10,736      89,950 SH         DEFINED   01                     89,950
REPUBLIC SERVICES INC          COM               760759100  16,631     573,100 SH         SOLE                 573,100
REPUBLIC SERVICES INC          COM               760759100   8,599     296,299 SH         DEFINED   01                    296,299
SOTHEBY'S                      NOTE 3.125% 6/1   26884L109   9,790       8,900 PRN        SOLE                   8,900
SOTHEBY'S                      NOTE 3.125% 6/1   26884L109   2,750       2,500 PRN        DEFINED   01                      2,500
THQ INC                        COM NEW           872443403  43,956   6,270,456 SH         SOLE               6,270,456
THQ INC                        COM NEW           872443403   6,119     872,906 SH         DEFINED   01                    872,906
WEBMD CORP                     NOTE 1.750% 6/1   94769MAE5  13,621      10,700 PRN        SOLE                  10,700
WEBMD CORP                     NOTE 1.750% 6/1   94769MAE5   6,970       5,475 PRN        DEFINED   01                      5,475
ZYGO CORP                      COM               989855101  26,269   2,846,044 SH         SOLE               2,846,044
ZYGO CORP                      COM               989855101   6,619     717,070 SH         DEFINED   01                    717,070

